Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 59,460,993
Current Value, gross	$ 75,924,874
Interest rate	7.75%	8.50%
Notes receivable from participants	$ 2,782,944
Current Value	$ 78,707,818
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Investment, Identifier [Axis]: AmericanFunds2010TrgtDateRetireR61RFTTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 13,480
Current Value	14,393
Investment, Identifier [Axis]: AmericanFunds2015TrgtDateRetireR61RFJTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	13,921
Current Value	14,877
Investment, Identifier [Axis]: AmericanFunds2020TrgtDateRetireR61RRCTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	695,724
Current Value	749,928
Investment, Identifier [Axis]: AmericanFunds2025TrgtDateRetireR61RFDTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,248,990
Current Value	1,317,287
Investment, Identifier [Axis]: AmericanFunds2030TrgtDateRetireR61RFETXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,395,622
Current Value	1,605,951
Investment, Identifier [Axis]: AmericanFunds2035TrgtDateRetireR61RFFTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,036,235
Current Value	2,405,971
Investment, Identifier [Axis]: AmericanFunds2040TrgtDateRetireR61RFGTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,567,686
Current Value	3,165,890
Investment, Identifier [Axis]: AmericanFunds2045TrgtDateRetireR61RFHTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,849,552
Current Value	2,233,867
Investment, Identifier [Axis]: AmericanFunds2050TrgtDateRetireR61RFITXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,116,378
Current Value	2,653,440
Investment, Identifier [Axis]: AmericanFunds2055TrgtDateRetireR61RFKTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,500,894
Current Value	3,127,494
Investment, Identifier [Axis]: AmericanFunds2060TrgtDateRetireR61RFUTXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,995,883
Current Value	3,653,320
Investment, Identifier [Axis]: AmericanFundsAmericanBalancedR61RLBGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	3,554,918
Current Value	4,296,526
Investment, Identifier [Axis]: AmericanFundsBondFundofAmerR61RBFGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,057,475
Current Value	1,080,172
Investment, Identifier [Axis]: AmericanFundsSMALLCAPWorldR61RLLGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,202,347
Current Value	1,542,555
Investment, Identifier [Axis]: BlackRockHighYieldBondPortfolioK1BRHYXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	529,915
Current Value	562,137
Investment, Identifier [Axis]: CohenAndSteersInstlRealtyShares1CSRIXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	25,469
Current Value	27,081
Investment, Identifier [Axis]: DFAGlobalEquityI1DGEIXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	897,489
Current Value	1,250,917
Investment, Identifier [Axis]: DodgeCoxStockI1DODGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,879,887
Current Value	2,136,094
Investment, Identifier [Axis]: GuaranteedInterestAccount1MGDYB3Member
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	4,547,462
Current Value	4,993,443
Investment, Identifier [Axis]: InterestBearingCashMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	235,359
Current Value	235,359
Investment, Identifier [Axis]: MassMutualSmallCapOpportunitiesR51MSCDXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	679,130
Current Value	725,706
Investment, Identifier [Axis]: VANGUARDMIDCAPGROWTHINDEXADMIRAL1VMGMXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	446,486
Current Value	427,399
Investment, Identifier [Axis]: VanguardBalancedIndexAdm1VBIAXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	2,135,929
Current Value	2,587,680
Investment, Identifier [Axis]: VanguardDevelopedMarketsIndexAdmiral1VTMGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	779,553
Current Value	1,074,788
Investment, Identifier [Axis]: VanguardInflationProtectedSecsI1VIPIXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	986,448
Current Value	966,626
Investment, Identifier [Axis]: VanguardLifeStrategyCnsrvGrInv1VSCGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	583,247
Current Value	643,799
Investment, Identifier [Axis]: VanguardLifeStrategyGrowthInv1VASGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	984,340
Current Value	1,305,150
Investment, Identifier [Axis]: VanguardLifeStrategyModerateGrowth1VSMGXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,102,691
Current Value	1,306,466
Investment, Identifier [Axis]: VanguardMidCapIndexFundAdmiral1VIMAXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	1,068,399
Current Value	1,429,539
Investment, Identifier [Axis]: VanguardSmallCapIndexAdm1VSMAXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	595,869
Current Value	776,445
Investment, Identifier [Axis]: custom:ConsumerPortfolioServices1CPSSTKMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	4,168,852
Current Value	5,815,293
Investment, Identifier [Axis]: custom:VIGAX1VanguardGrowthIndexAdmMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	6,327,597
Current Value	8,292,415
Investment, Identifier [Axis]: custom:Vanguard500IndexAdmiral1VFIAXMember
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	8,237,763
Current Value	$ 13,506,865